Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue	$ 1,841,255	$ 2,332,509
Operating costs and expenses:
Lease operating expenses	1,627,160	1,501,399
Depreciation, depletion and amortization	597,465	418,051
General and administrative expenses	1,561,528	2,328,921
Total operating costs and expenses	3,786,153	4,248,371
Loss from operations	(1,944,898)	(1,915,862)
Other income (expense):
Issuance loss of warrants		(133,390)
Insurance costs allocated to warrant liability		(465,577)
Change in fair value of warrants	273,472	2,079,707
Exchange (loss) gain	90,060	(32,913)
Other expenses, net	(39,798)	(592,342)
Total other income, net	323,734	855,485
Loss before income tax	(1,621,164)	(1,060,377)
Income tax provision
Net loss	$ (1,621,164)	$ (1,060,377)
Loss per ordinary share attributable to the Company
Basic	$ (0.16)	$ (0.13)
Diluted	$ (0.16)	$ (0.13)
Weighted average number of ordinary shares outstanding
Basic	10,142,694	7,854,830
Diluted	10,142,694	7,854,830